CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
SOBR Safe Intellectual Technology, net of accumulated amortization of $899,416 and $610,318 at September 30, 2022 and December 31, 2021, respectively	$ 995,782	$ 610,318
Includes unamortized debt discount related to warrants, beneficial conversion feature and embedded conversion feature of none and $1,291,882 at September 30, 2022 and December 31, 2021, respectively	1,291,882	1,291,882
Includes unamortized debt discount related to warrants and beneficial conversion features of $271,575 and none at September 30, 2022 and December 31, 2021, respectively	145,548	145,548
Includes unamortized debt discount related to warrants and beneficial conversion features of $271,147 and none at September 30, 2022 and December 31, 2021, respectively	144,878	144,878
Includes unamortized debt discount related to warrants and beneficial conversion features of none and $645,547 at September 30, 2022 and December 31, 2021, respectively	645,547	645,547
Includes unamortized debt discount related to warrants and beneficial conversion features of none and $648,580 at September 30, 2022 and December 31, 2021, respectively	$ 648,580	$ 648,580
Treasury stock, at cost; 12,329	12,329	0
Common stock, shares par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	16,984,570	8,778,555
Common stock, shares outstanding	16,984,570	8,778,555
Preferred Stock [Member]
Preferred stock, shares par value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	16,300,000	19,300,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series A Convertible Preferred stock
Preferred stock, shares par value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	3,000,000	3,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series B Convertible Preferred stock
Preferred stock, shares par value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	3,000,000	3,000,000
Preferred stock, shares issued	3,000,000	3,000,000
Preferred stock, shares outstanding	3,000,000	3,000,000
Series A-1 Convertible Preferred stock [Member]
Preferred stock, shares par value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	2,700,000	2,700,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0